Segment information and disaggregated revenue disclosures - Major Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of major customers [line items]
Trade receivables	$ 7,433,000		$ 17,277,000
Credit risk | Taiwan | A Taiwan
Disclosure of major customers [line items]
Percentage of total revenues	31.00%	24.00%
Trade receivables	$ 3,836,951
Credit risk | United States of America | B United States of America
Disclosure of major customers [line items]
Percentage of total revenues	22.00%	26.00%
Trade receivables	$ 1,800,000
Credit risk | Korea | C South Korea
Disclosure of major customers [line items]
Percentage of total revenues	10.00%	35.00%
Trade receivables	$ 648,248